Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Disclosure Of Deposits [line items]
Payable after notice	[1],[2]	$ 201,976
Payable on a fixed date	[1],[3]	485,533
Total	[1]	971,682	$ 966,279
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	181,618
Payable on a fixed date	[3]	329,304
Total		700,024	692,600
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	9,365
Payable on a fixed date	[3]	54,679
Total		105,006	101,495
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	378
Payable on a fixed date	[3]	41,529
Total		41,907	34,046
Mexico [member]
Disclosure Of Deposits [line items]
Payable on a fixed date	[3]	17,463
Total		38,686	39,091
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	1,825
Payable on a fixed date	[3]	6,487
Total		20,194	19,917
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	149
Payable on a fixed date	[3]	16,779
Total		24,307	23,135
Colombia [member]
Disclosure Of Deposits [line items]
Total			10,408
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	8,641
Payable on a fixed date	[3]	19,292
Total		41,558	45,587
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	124,376
Payable on a fixed date	[3]	123,354
Total		295,199	301,718
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	74,030
Payable on a fixed date	[3]	329,830
Total		631,375	627,667
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	[2]	3,570
Payable on a fixed date	[3]	32,349
Total		45,108	$ 36,894
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	238,258
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	164,694
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	40,826
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	13,423
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,874
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	1,548
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	5,893
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	36,114
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	194,274
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,870
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	[1],[4]	45,915
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	24,408
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	136
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,800
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	8
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	5,831
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	7,732
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	11,355
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	33,241
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	[4]	$ 1,319

[1]	Deposits denominated in U.S. dollars amount to $310,021 (October 31, 2025 – $297,065), deposits denominated in Chilean pesos amount to $20,881 (October 31, 2025 – $20,053), deposits denominated in Mexican pesos amount to $35,542 (October 31, 2025 – $35,941) and deposits denominated in other foreign currencies amount to $110,665 (October 31, 2025 – $117,530).
[2]	Deposits payable after notice include all deposits for which the Bank may require notice of withdrawal, generally savings accounts.
[3]	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
[4]	Deposits payable on demand include all deposits for which the Bank may not have the right to notice of withdrawal, generally chequing accounts.